Summary of accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Schedule of property and equipment
Depreciation on items of property and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Useful life in years
Buildings	Up to 40
Transportation equipment	5 to 8
Technical equipment and machinery	3 to 10
Office equipment	5 to 15
Leasehold improvements	Shorter of useful life and the term of the underlying lease

Schedule of currency translation rates against the US dollar for the group's most significant operations
The following tables present currency translation rates against the US dollar for the Group’s most significant operations.

		Year Ended December 31, 2023
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	135.98	134.32
Cameroon	CFA Franc BEAC (XAF)	606.62	594.31
China	Yuan Renminbi	7.07	7.08
Ivory Coast	CFA Franc BCEAO (XOF)	606.62	594.31
Egypt	Egyptian Pound (EGP)	30.67	30.93
Ghana	Cedi (Ghana) (GHS)	11.69	11.97
Kenya	Kenyan Shilling (KES)	139.98	157.01
Morocco	Moroccan Dirham (MAD)	10.13	9.88
Nigeria	Naira (NGN)	636.97	896.64
Portugal	Euro (EUR)	0.92	0.91
Rwanda	Rwanda Franc (RWF)	1,159.04	1,259.53
Senegal	CFA Franc BCEAO (XOF)	606.62	594.31
South Africa	Rand (ZAR)	18.45	18.30
Tunisia	Tunisian Dinar (TND)	3.10	3.07
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,422.54	2,512.42
Uganda	Uganda Shilling (UGX)	3,725.37	3,780.17
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

		Year Ended December 31, 2024
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	134.15	135.73
Cameroon	CFA Franc BEAC (XAF)	606.41	631.50
China	Yuan Renminbi (CNY)	7.19	7.30
Ivory Coast	CFA Franc BCEAO (XOF)	606.41	631.50
Egypt	Egyptian Pound (EGP)	45.34	50.84
Ghana	Cedi (Ghana) (GHS)	14.48	14.72
Kenya	Kenyan Shilling (KES)	134.89	129.37
Morocco	Moroccan Dirham (MAD)	9.94	10.11
Nigeria	Naira (NGN)	1,480.98	1,546.43
Portugal	Euro (EUR)	0.92	0.96
Rwanda	Rwanda Franc (RWF)	1,318.18	1,388.02
Senegal	CFA Franc BCEAO (XOF)	606.41	631.50
South Africa	Rand (ZAR)	18.33	18.83
Tunisia	Tunisian Dinar (TND)	3.11	3.18
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,615.41	2,429.68
Uganda	Uganda Shilling (UGX)	3,756.75	3,680.02
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

		Year Ended December 31, 2025
Country	Currency	Average Rate	Period-end Rate
Algeria	Algerian Dinar (DZD)	131.67	129.51
Cameroon	CFA Franc BEAC (XAF)	581.48	558.73
China	Yuan Renminbi (CNY)	7.19	7.00
Ivory Coast	CFA Franc BCEAO (XOF)	581.48	558.73
Egypt	Egyptian Pound (EGP)	49.26	47.69
Ghana	Cedi (Ghana) (GHS)	12.58	10.52
Kenya	Kenyan Shilling (KES)	129.29	129.09
Morocco	Moroccan Dirham (MAD)	9.35	9.12
Nigeria	Naira (NGN)	1,520.69	1,448.06
Portugal	Euro (EUR)	0.89	0.85
Rwanda	Rwanda Franc (RWF)	1,431.28	1,457.54
Senegal	CFA Franc BCEAO (XOF)	581.48	558.73
South Africa	Rand (ZAR)	17.88	16.58
Tunisia	Tunisian Dinar (TND)	2.99	2.90
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,561.08	2,469.64
Uganda	Uganda Shilling (UGX)	3,602.02	3,621.06
United Arab Emirates	UAE Dirham (AED)	3.67	3.67

Schedule of group's geographical distribution of revenue and property, plant and equipment	The Group’s geographical distribution of revenue and property and equipment was as follows:

Revenue	For the year ended December 31,
In thousands of USD	2023	2024	2025
West Africa(1)	83,608	78,890	107,939
North Africa(2)	76,641	64,205	48,780
East and South Africa(3)	24,365	24,077	31,445
Europe(4)	1,152	247	565
United Arab Emirates	629	41	189
Others	8	25	11
Total	186,402	167,486	188,930
_______________________
(1)Nigeria, Ivory Coast, Senegal and Ghana. As of December 31, 2025: Nigeria totals USD 37,769 thousand (2024: USD 27,009 thousand), Ivory Coast totals USD 51,966 thousand (2024: USD 41,595 thousand) and other countries total USD 18,204 thousand (2024: USD 10,287 thousand).
(2)Egypt, Tunisia, Morocco and Algeria. As of December 31, 2025: Egypt totals USD 31,248 thousand (2024: USD 44,436 thousand) and other countries total USD 17,532 thousand (2024: USD 19,768 thousand).
(3)Kenya, Uganda and South Africa.
(4)The entire balance is attributable to Germany.

Property and equipment	As of December 31,
In thousands of USD	2024	2025
West Africa(1)	8,230	9,918
North Africa(2)	5,554	6,250
East and South Africa(3)	2,838	2,185
Europe(4)	434	428
China	138	382
United Arab Emirates	2	—
Total	17,196	19,163
___________________________
(1)Nigeria, Ivory Coast, Senegal and Ghana. As of December 31, 2025: Nigeria totals USD 2,868 thousand (2024: USD 2,025 thousand), Ivory Coast totals USD 2,620 thousand (2024: USD 3,366 thousand), Ghana totals USD 3,384 thousand (2024: USD 1,944 thousand) and Senegal totals USD 1,046 thousand (2024: USD 895 thousand).
(2)Egypt, Tunisia, Morocco and Algeria. As of December 31, 2025: Egypt totals USD 4,756 thousand (2024: USD 4,107 thousand) and other countries total USD 1,494 thousand (2024: USD 1,447 thousand),
(3)Kenya, Uganda and South Africa.
(4)Germany and Portugal. As of December 31, 2025: Germany totals USD 68 thousand (2024: USD 88 thousand) and Portugal total USD 360 thousand (2024: USD 346 thousand).

Other taxes receivable	As of December 31,
In thousands of USD	2024	2025
West Africa(1)	3,814	—
Total	3,814	—
___________________________
(1)The entire balance is attributable to Ivory Coast.